Contingencies And Other Disclosures (Schedule Of Original Purchase Amount Of Investments Subject To Litigation) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 25, 2014
Alternativea Mortgage Loan Pools [Member] | Senior Investor Rank [Member]
Loss Contingencies [Line Items]
Original purchase amounts of the investments at issue	$ 477,035
Ending balance of the investments at issue		170,668
Alternativea Mortgage Loan Pools [Member] | Junior Investor Rank [Member]
Loss Contingencies [Line Items]
Original purchase amounts of the investments at issue	0
Ending balance of the investments at issue		0
Alternativea Mortgage Loan Pools [Member] | 2005 [Member] | Senior Investor Rank [Member]
Loss Contingencies [Line Items]
Original purchase amounts of the investments at issue	200,117
Ending balance of the investments at issue		51,564
Alternativea Mortgage Loan Pools [Member] | 2005 [Member] | Junior Investor Rank [Member]
Loss Contingencies [Line Items]
Original purchase amounts of the investments at issue	0
Ending balance of the investments at issue		0
Alternativea Mortgage Loan Pools [Member] | 2006 [Member] | Senior Investor Rank [Member]
Loss Contingencies [Line Items]
Original purchase amounts of the investments at issue	77,906
Ending balance of the investments at issue		33,066
Alternativea Mortgage Loan Pools [Member] | 2006 [Member] | Junior Investor Rank [Member]
Loss Contingencies [Line Items]
Original purchase amounts of the investments at issue	0
Ending balance of the investments at issue		0
Alternativea Mortgage Loan Pools [Member] | 2007 [Member] | Senior Investor Rank [Member]
Loss Contingencies [Line Items]
Original purchase amounts of the investments at issue	199,012
Ending balance of the investments at issue		86,038
Alternativea Mortgage Loan Pools [Member] | 2007 [Member] | Junior Investor Rank [Member]
Loss Contingencies [Line Items]
Original purchase amounts of the investments at issue	0
Ending balance of the investments at issue		0
Jumbo Mortgage Loans [Member] | Senior Investor Rank [Member]
Loss Contingencies [Line Items]
Original purchase amounts of the investments at issue	80,000
Ending balance of the investments at issue		25,053
Jumbo Mortgage Loans [Member] | Junior Investor Rank [Member]
Loss Contingencies [Line Items]
Original purchase amounts of the investments at issue	0
Ending balance of the investments at issue		0
Jumbo Mortgage Loans [Member] | 2005 [Member] | Senior Investor Rank [Member]
Loss Contingencies [Line Items]
Original purchase amounts of the investments at issue	30,000
Ending balance of the investments at issue		10,342
Jumbo Mortgage Loans [Member] | 2005 [Member] | Junior Investor Rank [Member]
Loss Contingencies [Line Items]
Original purchase amounts of the investments at issue	0
Ending balance of the investments at issue		0
Jumbo Mortgage Loans [Member] | 2006 [Member] | Senior Investor Rank [Member]
Loss Contingencies [Line Items]
Original purchase amounts of the investments at issue	0
Ending balance of the investments at issue		0
Jumbo Mortgage Loans [Member] | 2006 [Member] | Junior Investor Rank [Member]
Loss Contingencies [Line Items]
Original purchase amounts of the investments at issue	0
Ending balance of the investments at issue		0
Jumbo Mortgage Loans [Member] | 2007 [Member] | Senior Investor Rank [Member]
Loss Contingencies [Line Items]
Original purchase amounts of the investments at issue	50,000
Ending balance of the investments at issue		14,711
Jumbo Mortgage Loans [Member] | 2007 [Member] | Junior Investor Rank [Member]
Loss Contingencies [Line Items]
Original purchase amounts of the investments at issue	0
Ending balance of the investments at issue		$ 0